                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6444

                         Smith Barney Investment Trust
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.


ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                 SMITH BARNEY
                               MID CAP CORE FUND

           STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  MAY 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.



        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

            [PHOTO]                                     [PHOTO]

            Larry Weissman                        Susan Kempler
                  LARRY WEISSMAN,             SUSAN KEMPLER,
                  PORTFOLIO MANAGER           PORTFOLIO MANAGER

         Style Pure Series
   [GRAPHIC]

 Semi-Annual Report . May 31, 2003

 SMITH BARNEY
 MID CAP CORE FUND

      LARRY WEISSMAN, CFA

      Larry Weissman, CFA, has more than 18 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      SUSAN KEMPLER

      Susan Kempler has more than 15 years of securities business experience.

      Education: BS in Economics from Wharton School of Business, University of Pennsylvania.

      FUND OBJECTIVE

      The Fund seeks long-term growth of capital by investing at least 80% of its assets in equity securities of medium-sized companies. Medium-sized companies are defined as companies whose market capitalizations are within the range of those in the S&P MidCap 400 Index at the time of the Fund's investment.

      FUND FACTS

      FUND INCEPTION
      September 1, 1998

      MANAGERS' INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      18 Years (Larry Weissman)
      15 Years (Susan Kempler)
  -----------------------------------------------------------------------------

What's Inside

Letter From the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities...................................  6

Statement of Operations...............................................  7

Statements of Changes in Net Assets...................................  8

Notes to Financial Statements.........................................  9

Financial Highlights.................................................. 13

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003

[PHOTO]

R. Jay Gerken

R. JAY
GERKEN, CFA

Chairman, President and Chief Executive Officer



--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.


  1 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2003


 SHARES                      SECURITY                        VALUE
-----------------------------------------------------------------------
COMMON STOCK -- 99.2%
Aerospace & Defense -- 1.3%
  282,310 Alliant Techsystems Inc.*                      $   14,248,186
-----------------------------------------------------------------------
Air Freight & Couriers -- 0.9%
  265,350 C.H. Robinson Worldwide, Inc.                       9,863,060
-----------------------------------------------------------------------
Airlines -- 0.5%
  167,700 JetBlue Airways Corp.*                              5,668,260
-----------------------------------------------------------------------
Auto Components -- 0.7%
  179,550 Lear Corp.*                                         7,142,499
-----------------------------------------------------------------------
Banks -- 5.3%
  565,250 Banknorth Group, Inc.                              14,481,705
  309,900 Compass Bancshares, Inc.                           11,419,815
  242,500 M&T Bank Corp.                                     21,594,625
  401,100 National Commerce Financial Corp.                   9,137,058
-----------------------------------------------------------------------
                                                             56,633,203
-----------------------------------------------------------------------
Biotechnology -- 2.2%
  439,400 Gilead Sciences, Inc.*                             23,182,744
-----------------------------------------------------------------------
Building Products -- 1.3%
  187,250 American Standard Cos. Inc.*                       13,854,628
-----------------------------------------------------------------------
Chemicals -- 4.5%
  273,100 Ecolab Inc.                                        14,679,125
  274,925 Engelhard Corp.                                     6,914,364
  590,400 International Flavors & Fragrances Inc.            18,532,656
  143,900 Praxair, Inc.                                       8,632,561
-----------------------------------------------------------------------
                                                             48,758,706
-----------------------------------------------------------------------
Commercial Services & Supplies -- 4.0%
  204,100 Avery Dennison Corp.                               11,323,468
  825,600 The BISYS Group, Inc.*                             14,860,800
  188,050 Manpower Inc.                                       6,540,379
  246,918 Weight Watchers International, Inc.*               10,513,768
-----------------------------------------------------------------------
                                                             43,238,415
-----------------------------------------------------------------------
Commingled Fund -- 0.6%
   86,050 iShares Nasdaq Biotechnology Index Fund             5,856,563
-----------------------------------------------------------------------
Communications Equipment -- 0.9%
1,354,475 3Com Corp.*                                         6,636,928
  459,650 CIENA Corp.*                                        2,642,988
-----------------------------------------------------------------------
                                                              9,279,916
-----------------------------------------------------------------------
Construction & Engineering -- 1.2%
  325,845 Jacobs Engineering Group Inc.*                     12,720,989
-----------------------------------------------------------------------
Containers & Packaging -- 1.2%
  890,200 Smurfit-Stone Container Corp.*                     13,192,764
-----------------------------------------------------------------------
Diversified Financials -- 3.5%
   83,100 The Chicago Mercantile Exchange                     5,108,988
  250,800 Doral Financial Corp.                              10,603,824
  510,300 Investors Financial Services Corp.                 11,946,123
  456,315 Waddell & Reed Financial, Inc., Class A Shares     10,335,535
-----------------------------------------------------------------------
                                                             37,994,470
-----------------------------------------------------------------------

                      See Notes to Financial Statements.

  2 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


 SHARES                      SECURITY                         VALUE
------------------------------------------------------------------------
Electric Utilities -- 3.7%
  169,400 Ameren Corp.                                    $    7,707,700
  256,550 NSTAR                                               11,962,926
  295,150 Puget Energy, Inc.                                   6,921,268
  460,350 Wisconsin Energy Corp.                              12,820,748
------------------------------------------------------------------------
                                                              39,412,642
------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.9%
  137,650 Amphenol Corp.*                                      6,503,962
  381,850 Jabil Circuit, Inc.*                                 8,015,032
  464,850 Symbol Technologies, Inc.                            6,228,990
------------------------------------------------------------------------
                                                              20,747,984
------------------------------------------------------------------------
Energy Equipment & Services -- 5.2%
  279,040 Cooper Cameron Corp.*                               15,232,794
  228,200 Nabors Industries, Ltd.*                            10,287,256
  256,150 Smith International, Inc.*                          10,473,974
  439,400 Weatherford International Ltd.*                     19,926,790
------------------------------------------------------------------------
                                                              55,920,814
------------------------------------------------------------------------
Food & Drug Retailing -- 1.6%
  259,940 Performance Food Group Co.*                          9,409,828
  137,800 Whole Foods Market, Inc.*                            7,516,990
------------------------------------------------------------------------
                                                              16,926,818
------------------------------------------------------------------------
Food Products -- 1.8%
  125,650 Dean Foods Co.*                                      5,748,488
  553,050 Hormel Foods Corp.                                  12,996,675
------------------------------------------------------------------------
                                                              18,745,163
------------------------------------------------------------------------
Gas Utilities -- 1.1%
  328,650 KeySpan Corp.                                       11,575,053
------------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.6%
  162,980 Alcon, Inc.                                          6,926,650
  204,150 DENTSPLY International Inc.                          7,633,168
  231,250 St. Jude Medical, Inc.*                             12,973,125
------------------------------------------------------------------------
                                                              27,532,943
------------------------------------------------------------------------
Health Care Providers & Services -- 3.9%
  164,690 Anthem, Inc.*                                       12,080,012
  179,200 Henry Schein, Inc.*                                  8,809,472
  265,150 Lincare Holdings Inc.*                               8,185,180
  285,050 Universal Health Services Inc., Class B Shares*     12,944,120
------------------------------------------------------------------------
                                                              42,018,784
------------------------------------------------------------------------
Hotels Restaurants & Leisure -- 2.6%
  495,800 Alliance Gaming Corp.*                               7,992,296
  281,100 Landry's Restaurants, Inc.                           5,945,265
  224,000 Outback Steakhouse, Inc.                             8,276,800
  264,006 Royal Caribbean Cruises Ltd.                         5,480,765
------------------------------------------------------------------------
                                                              27,695,126
------------------------------------------------------------------------
Household Durables -- 1.7%
  197,560 Lennar Corp., Class A Shares                        13,246,398
   94,250 Mohawk Industries, Inc.*                             5,439,168
------------------------------------------------------------------------
                                                              18,685,566
------------------------------------------------------------------------

                      See Notes to Financial Statements.

  3 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


 SHARES                        SECURITY                           VALUE
----------------------------------------------------------------------------
Industrial Conglomerates -- 0.0%
   10,400 Carlisle Cos. Inc.                                  $      468,728
----------------------------------------------------------------------------
Information Technology - Consulting & Services -- 0.6%
  135,250 Affiliated Computer Services Inc., Class A Shares*       6,267,485
----------------------------------------------------------------------------
Insurance -- 7.1%
  440,647 Ambac Financial Group, Inc.                             29,395,561
  370,750 IPC Holdings, Ltd.                                      11,971,518
  250,970 Nationwide Financial Services, Inc., Class A Shares      8,096,292
  220,050 PartnerRe Ltd.                                          11,689,056
  131,650 Stancorp Financial Group, Inc.                           7,115,682
  255,700 Willis Group Holdings Ltd.                               8,085,234
----------------------------------------------------------------------------
                                                                  76,353,343
----------------------------------------------------------------------------
Machinery -- 2.4%
  223,090 IDEX Corp.                                               7,694,374
  150,000 Navistar International Corp.*                            4,623,000
  280,400 Pall Corp.*                                              6,090,288
  173,400 Parker-Hannifin Corp.                                    7,010,562
----------------------------------------------------------------------------
                                                                  25,418,224
----------------------------------------------------------------------------
Media -- 5.4%
  172,250 The E.W. Scripps Co., Class A Shares                    15,170,058
  119,550 Entercom Communications Corp.*                           5,804,152
  151,350 Getty Images, Inc.*                                      6,114,540
  591,135 Imax Corp.*                                              4,516,271
  248,850 Lin TV Corp., Class A Shares*                            5,798,205
  363,400 Univision Communications Inc., Class A Shares*          10,847,490
   13,160 The Washington Post Co., Class B Shares                  9,534,420
----------------------------------------------------------------------------
                                                                  57,785,136
----------------------------------------------------------------------------
Multi-Utilities -- 1.1%
  362,800 SCANA Corp.                                             12,215,476
----------------------------------------------------------------------------
Oil & Gas -- 3.1%
  394,150 Murphy Oil Corp.                                        19,486,776
  364,930 Newfield Exploration Co.*                               13,670,278
----------------------------------------------------------------------------
                                                                  33,157,054
----------------------------------------------------------------------------
Paper & Forest Products -- 0.8%
  208,550 Bowater Inc.                                             8,173,074
----------------------------------------------------------------------------
Personal Products -- 1.4%
  298,550 Alberto-Culver Co., Class A Shares                      14,823,008
----------------------------------------------------------------------------
Pharmaceuticals -- 2.6%
  449,850 Mylan Laboratories Inc.                                 12,991,668
  296,740 Teva Pharmaceutical Industries Ltd., Sponsored ADR      15,041,454
----------------------------------------------------------------------------
                                                                  28,033,122
----------------------------------------------------------------------------
Real Estate -- 0.6%
  219,311 The St. Joe Co.                                          6,671,441
----------------------------------------------------------------------------
Road & Rail -- 0.7%
  331,250 Heartland Express, Inc.*                                 7,817,500
----------------------------------------------------------------------------
Semiconductor Equipment & Products -- 4.4%
  150,050 Actel Corp.*                                             3,329,610
2,919,350 Agere Systems Inc., Class A Shares*                      7,123,214

                      See Notes to Financial Statements.

  4 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


  SHARES                                                SECURITY                                                  VALUE
----------------------------------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 4.4% (continued)
   327,500 ASML Holding N.V.*                                                                                 $    3,291,375
   354,850 Exar Corp.*                                                                                             5,766,312
   479,150 Lam Research Corp.*                                                                                     8,557,619
   153,100 Microchip Technology Inc.                                                                               3,645,311
   350,600 Semtech Corp.*                                                                                          5,557,010
   598,050 Teradyne, Inc.*                                                                                        10,256,558
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  47,527,009
----------------------------------------------------------------------------------------------------------------------------
Software -- 7.7%
   180,900 Amdocs Ltd.*                                                                                            3,529,359
 1,209,850 BEA Systems, Inc.*                                                                                     13,114,774
   787,600 Borland Software Corp.*                                                                                 7,970,512
   365,400 Cadence Design Systems, Inc.*                                                                           5,079,060
   129,180 Electronic Arts Inc.*                                                                                   8,856,581
   189,520 Intuit Inc.*                                                                                            8,734,977
   246,935 Mercury Interactive Corp.*                                                                              9,707,015
   718,325 Network Associates, Inc.*                                                                               8,720,466
   902,650 Quest Software, Inc. *                                                                                 10,082,600
   251,085 VERITAS Software Corp.*                                                                                 6,967,609
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  82,762,953
----------------------------------------------------------------------------------------------------------------------------
Specialty Retail -- 5.6%
   151,700 Barnes & Noble, Inc.*                                                                                   3,610,460
   268,500 Bed Bath and Beyond Inc.*                                                                              11,234,040
   202,015 CDW Computer Centers, Inc.*                                                                             8,230,091
   140,350 Christopher & Banks Corp.*                                                                              4,063,132
   435,178 Hot Topic, Inc.*                                                                                       11,606,197
   474,100 PETsMART, Inc.*                                                                                         8,197,189
   450,150 Williams-Sonoma, Inc.*                                                                                 12,797,760
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  59,738,869
----------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 1.5%
   358,650 Fastenal Co.                                                                                           11,989,670
    89,000 W.W. Grainger, Inc.                                                                                     4,156,300
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  16,145,970
----------------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $948,857,110)                                                                              1,064,253,688
----------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                                SECURITY                                                  VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
$8,863,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 1.200% due 6/2/03; Proceeds at maturity -- $8,863,886;
             (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.750% due
             6/3/03 to 12/8/28; Market value -- $9,040,267) (Cost -- $8,863,000)                                   8,863,000
----------------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $957,720,110**)                                                                           $1,073,116,688
----------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

  5 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2003


ASSETS:
 Investments, at value (Cost -- $957,720,110)                                     $1,073,116,688
 Cash                                                                                        610
 Receivable for securities sold                                                        3,532,323
 Receivable for Fund shares sold                                                       1,561,426
 Dividends and interest receivable                                                       608,480
-------------------------------------------------------------------------------------------------
 Total Assets                                                                      1,078,819,527
-------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased                                                      7,216,249
 Payable for Fund shares purchased                                                       726,636
 Management fee payable                                                                  637,858
 Distribution plan fees payable                                                          291,379
 Accrued expenses                                                                        404,878
-------------------------------------------------------------------------------------------------
 Total Liabilities                                                                     9,277,000
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $1,069,542,527
-------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest                                       $       63,747
 Capital paid in excess of par value                                               1,114,215,774
 Accumulated net investment loss                                                      (3,831,737)
 Accumulated net realized loss from investment transactions and futures contracts   (156,301,835)
 Net unrealized appreciation of investments                                          115,396,578
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $1,069,542,527
-------------------------------------------------------------------------------------------------
Shares Outstanding:
 Class 1                                                                                 269,637
     --------------------------------------------------------------------------------------------
 Class A                                                                              17,339,275
     --------------------------------------------------------------------------------------------
 Class B                                                                              23,526,114
     --------------------------------------------------------------------------------------------
 Class L                                                                              18,353,440
     --------------------------------------------------------------------------------------------
 Class Y                                                                               4,258,763
     --------------------------------------------------------------------------------------------
Net Asset Value:
 Class 1 (and redemption price)                                                           $17.22
     --------------------------------------------------------------------------------------------
 Class A (and redemption price)                                                           $17.16
     --------------------------------------------------------------------------------------------
 Class B *                                                                                $16.55
     --------------------------------------------------------------------------------------------
 Class L *                                                                                $16.55
     --------------------------------------------------------------------------------------------
 Class Y (and redemption price)                                                           $17.45
     --------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
 Class 1 (net asset value plus 9.29% of net asset value per share)                        $18.82
     --------------------------------------------------------------------------------------------
 Class A (net asset value plus 5.26% of net asset value per share)                        $18.06
     --------------------------------------------------------------------------------------------
 Class L (net asset value plus 1.01% of net asset value per share)                        $16.72
-------------------------------------------------------------------------------------------------

 * Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

  6 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)       FOR THE SIX MONTHS ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $  4,123,327
  Interest                                                         236,214
  Less: Foreign withholding tax                                    (29,970)
-------------------------------------------------------------------------
  Total Investment Income                                        4,329,571
-------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        3,661,765
  Distribution plan fees (Note 6)                                3,533,359
  Shareholder servicing fees (Note 6)                              833,090
  Shareholder communications (Note 6)                               51,981
  Custody                                                           31,700
  Audit and legal                                                   21,769
  Trustees' fees                                                    18,636
  Registration fees                                                  3,825
  Other                                                              5,183
-------------------------------------------------------------------------
  Total Expenses                                                 8,161,308
-------------------------------------------------------------------------
Net Investment Loss                                             (3,831,737)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                      (8,654,130)
   Futures contracts                                             3,483,935
-------------------------------------------------------------------------
  Net Realized Loss                                             (5,170,195)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                          71,958,944
   End of period                                               115,396,578
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       43,437,634
-------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                   38,267,439
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 34,435,702
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

  7 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended May 31, 2003 (unaudited) and the Year Ended November 30, 2002

                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $   (3,831,737) $  (10,245,004)
  Net realized loss                                    (5,170,195)   (104,044,236)
  Increase (decrease) in net unrealized
   appreciation                                        43,437,634     (34,920,993)
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                          34,435,702    (149,210,233)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                     87,816,449     229,761,805
  Cost of shares reacquired                           (99,248,936)   (244,412,869)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (11,432,487)    (14,651,064)
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      23,003,215    (163,861,297)
NET ASSETS:
  Beginning of period                               1,046,539,312   1,210,400,609
---------------------------------------------------------------------------------
  End of period*                                   $1,069,542,527  $1,046,539,312
---------------------------------------------------------------------------------
* Includes accumulated net investment loss of:        $(3,831,737)             --
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  8 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies
Smith Barney Mid Cap Core Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Classic Values Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by or with the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions
Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended May 31, 2003, the Fund paid transfer agent fees of $479,624 to CTB.


  9 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended May 31, 2003, CGM and its affiliates received brokerage commissions of $51,902.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2003, CGM and its affiliates received sales charges of approximately $7,000, $573,000 and $141,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the six months ended May 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                      Class B  Class L
------------------------------------------------------
CDSCs                                 $461,000 $15,000
------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:


------------------------------------------------
Purchases                           $342,879,601
------------------------------------------------
Sales                                302,981,947
------------------------------------------------

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $158,758,912
Gross unrealized depreciation        (43,362,334)
------------------------------------------------
Net unrealized appreciation         $115,396,578
------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

  10 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

5. Futures Contracts
Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2003, the Fund did not have any open futures contracts.

6. Class Specific Expenses
Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended May 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         Class A   Class B    Class L
-----------------------------------------------------------------------
Distribution Plan Fees                   $329,561 $1,813,186 $1,390,612
-----------------------------------------------------------------------

For the six months ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class 1  Class A  Class B  Class L Class Y
-----------------------------------------------------------------------------
Shareholder Servicing Fees          $281,663 $304,116 $238,901 $8,320    $90
-----------------------------------------------------------------------------

For the six months ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                   Class 1 Class A Class B Class L Class Y
--------------------------------------------------------------------------
Shareholder Communication Expenses $12,117 $26,485 $12,908  $384     $87
--------------------------------------------------------------------------

7. Shares of Beneficial Interest
At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

  11 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

Transactions in shares of each class were as follows:

                         Six Months Ended             Year Ended
                           May 31, 2003            November 30, 2002
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
-----------------------------------------------------------------------
Class 1
Shares sold              25,384  $    394,547      82,873  $  1,490,931
Shares reacquired       (24,487)     (380,069)    (43,246)     (758,864)
-----------------------------------------------------------------------
Net Increase                897  $     14,478      39,627  $    732,067
-----------------------------------------------------------------------
Class A
Shares sold           2,261,456  $ 35,611,929   4,188,152  $ 75,952,372
Shares reacquired    (1,515,886)  (23,644,704) (3,793,130)  (66,143,620)
-----------------------------------------------------------------------
Net Increase            745,570  $ 11,967,225     395,022  $  9,808,752
-----------------------------------------------------------------------
Class B
Shares sold           1,742,560  $ 26,413,511   4,600,127  $ 81,050,262
Shares reacquired    (2,690,880)  (40,565,296) (5,294,068)  (88,907,034)
-----------------------------------------------------------------------
Net Decrease           (948,320) $(14,151,785)   (693,941) $ (7,856,772)
-----------------------------------------------------------------------
Class L
Shares sold           1,657,827  $ 25,182,780   4,005,616  $ 71,084,923
Shares reacquired    (1,966,750)  (29,557,723) (4,122,074)  (69,004,326)
-----------------------------------------------------------------------
Net Increase
 (Decrease)            (308,923) $ (4,374,943)   (116,458) $  2,080,597
-----------------------------------------------------------------------
Class Y
Shares sold              12,849  $    213,682       9,484  $    183,317
Shares reacquired      (314,519)   (5,101,144) (1,103,662)  (19,599,025)
-----------------------------------------------------------------------
Net Decrease           (301,670) $ (4,887,462) (1,094,178) $(19,415,708)
-----------------------------------------------------------------------

  12 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class 1 Shares                              2003/(1)(2)/   2002/(2)/   2001/(2)/    2000/(2)(3)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $16.60        $18.70      $19.91        $25.17
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 (0.02)        (0.09)       0.03          0.04
 Net realized and unrealized gain (loss)       0.64         (2.01)      (1.24)        (3.97)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.62         (2.10)      (1.21)        (3.93)
--------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                              --            --          --         (1.33)
--------------------------------------------------------------------------------------------
Total Distributions                              --            --          --         (1.33)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $17.22        $16.60      $18.70        $19.91
--------------------------------------------------------------------------------------------
Total Return                                   3.74%++     (11.23)%     (6.08)%      (16.23)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $4,643        $4,461      $4,284        $3,542
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.18%+        1.25%       0.89%         0.88%+
 Net investment income (loss)                 (0.30)+       (0.49)       0.15          0.72+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          32%           87%         49%           69%
--------------------------------------------------------------------------------------------

(1)  For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from September 12, 2000 (inception date) to November 30,
     2000.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

  13 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                2003/(1)(2)/   2002/(2)/     2001/(2)/    2000/(2)/    1999/(2)/   1998/(3)/
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $16.55         $18.63       $19.89       $17.74       $13.63      $11.40
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   (0.03)         (0.08)       (0.02)        0.07         0.04        0.02
 Net realized and unrealized gain (loss)         0.64          (2.00)       (1.24)        3.55         4.63        2.21
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.61          (2.08)       (1.26)        3.62         4.67        2.23
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             --             --           --           --        (0.01)         --
 Net realized gains                                --             --           --        (1.47)       (0.55)         --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                --             --           --        (1.47)       (0.56)         --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $17.16         $16.55       $18.63       $19.89       $17.74      $13.63
----------------------------------------------------------------------------------------------------------------------
Total Return                                     3.69%++      (11.16)%      (6.33)%      19.59%       34.36%      19.56%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $297,536       $274,613     $301,707     $282,739     $130,534     $36,760
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.24%+         1.19%        1.16%        1.15%        1.16%       1.27%+
 Net investment income (loss)                   (0.35)+        (0.43)       (0.12)        0.31         0.21        0.78+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            32%            87%          49%          69%          61%         15%
----------------------------------------------------------------------------------------------------------------------

Class B Shares                                2003/(1)(2)/   2002/(2)/   2001/(2)/    2000/(2)/    1999/(2)/   1998/(3)/
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $16.02         $18.16       $19.54       $17.58       $13.60      $11.40
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   (0.08)         (0.20)       (0.17)       (0.10)       (0.09)       0.00*
 Net realized and unrealized gain (loss)         0.61          (1.94)       (1.21)        3.53         4.62        2.20
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.53          (2.14)       (1.38)        3.43         4.53        2.20
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             --             --           --           --           --          --
 Net realized gains                                --             --           --        (1.47)       (0.55)         --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                --             --           --        (1.47)       (0.55)         --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.55         $16.02       $18.16       $19.54       $17.58      $13.60
----------------------------------------------------------------------------------------------------------------------
Total Return                                     3.31%++      (11.78)%      (7.06)%      18.68%       33.43%      19.30%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $389,320       $391,990     $456,946     $456,844     $245,317     $69,153
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.95%+         1.91%        1.94%        1.90%        1.90%       2.01%+
 Net investment income (loss)                   (1.06)+        (1.15)       (0.89)       (0.44)       (0.54)       0.02+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            32%            87%          49%          69%          61%         15%
----------------------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from September 1, 1998 (inception date) to November 30,
     1998.
 *   Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

  14 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                            2003/(1)(2)/   2002/(2)/      2001/(2)/    2000/(2)/      1999/(2)/        1998/(3)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $16.02         $18.16        $19.54       $17.57          $13.60          $11.40
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)              (0.08)         (0.20)        (0.16)       (0.10)          (0.09)           0.00*
  Net realized and unrealized
   gain (loss)                               0.61          (1.94)        (1.22)        3.54            4.61            2.20
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                                 0.53          (2.14)        (1.38)        3.44            4.52            2.20
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --             --            --           --              --              --
  Net realized gains                           --             --            --        (1.47)          (0.55)             --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            --             --            --        (1.47)          (0.55)             --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $16.55         $16.02        $18.16       $19.54          $17.57          $13.60
-------------------------------------------------------------------------------------------------------------------------
Total Return                                 3.31%++      (11.78)%       (7.06)%      18.75%          33.35%          19.30%++
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (000s)                                 $303,735       $298,914      $341,072     $305,297        $167,671         $45,045
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.95%+         1.94%         1.90%        1.90%           1.90%           2.01%+
  Net investment income (loss)              (1.06)+        (1.18)        (0.86)       (0.44)          (0.54)           0.03+
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        32%            87%           49%          69%             61%             15%
-------------------------------------------------------------------------------------------------------------------------

Class Y Shares                            2003/(1)(2)/    2002/(2)/    2001/(2)/     2000/(2)/      1999/(2)(4)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                   $16.79         $18.82        $20.02       $17.78          $13.65
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)               0.01          (0.00)*        0.05         0.14            0.08
  Net realized and unrealized
   gain (loss)                               0.65          (2.03)        (1.25)        3.57            4.61
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                                 0.66          (2.03)        (1.20)        3.71            4.69
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --             --            --           --           (0.01)
  Net realized gains                           --             --            --        (1.47)          (0.55)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            --             --            --        (1.47)          (0.56)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $17.45         $16.79        $18.82       $20.02          $17.78
-------------------------------------------------------------------------------------------------------------------------
Total Return                                3.93 %++      (10.79)%       (5.99)%      20.06%          34.49%++
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (000s)                                  $74,309        $76,561      $106,392     $123,489        $112,075
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.77%+         0.77%         0.78%        0.82%           0.82%+
  Net investment income (loss)               0.12+         (0.02)         0.28         0.63            0.50+
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        32%            87%           49%          69%             61%
-------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from September 1, 1998 (inception date) to November 30,
     1998.
(4)  For the period from December 3, 1998 (inception date) to November 30, 1999.
 *   Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

  15 Smith Barney Mid Cap Core Fund | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                               MID CAP CORE FUND



         TRUSTEES                     INVESTMENT MANAGER
         Herbert Barg                 Smith Barney Fund Management LLC
         Dwight B. Crane
         Burt N. Dorsett              DISTRIBUTORS
         R. Jay Gerken, CFA           Citigroup Global Markets Inc.
           Chairman                   PFS Distributors, Inc.
         Elliot S. Jaffe
         Stephen E. Kaufman           CUSTODIAN
         Joseph J. McCann             State Street Bank and
         Cornelius C. Rose, Jr.         Trust Company

         OFFICERS                     TRANSFER AGENT
         R. Jay Gerken, CFA           Citicorp Trust Bank, fsb.
         President and                125 Broad Street, 11th Floor
         Chief Executive Officer      New York, New York 10004

         Lewis E. Daidone             SUB-TRANSFER AGENTS
         Senior Vice President and    PFPC Global Fund Services
         Chief Administrative Officer P.O. Box 9699
                                      Providence, Rhode Island
         Richard L. Peteka            02940-9699
         Chief Financial Officer
         and Treasurer                Primerica Shareholder Services
                                      P.O. Box 9662
         Lawrence B. Weissman, CFA    Providence, Rhode Island
         Vice President and           02940-9662
         Investment Officer

         Susan Kempler
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

   Smith Barney Mid Cap Core Fund




 This report is submitted for the general information of shareholders of Smith Barney Investment Trust -- Smith Barney Mid Cap Core Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MID CAP CORE FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01675 7/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Investment Trust

By:  /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Trust

Date: August 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Trust

Date: August 1, 2003

By:  /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Smith Barney Investment Trust

Date: August 1, 2003